Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance, beginning of year	$ 24,914	$ 23,248
Increases in unrecognized tax benefits as a result of tax positions taken during prior years		1,327
Decreases in unrecognized tax benefits as a result of tax positions taken during prior years		(9,592)
Increases in unrecognized tax benefits as a result of tax positions taken during current year	9,113	9,931
Balance, end of year	$ 34,027	$ 24,914